SIGNIFICANT ACCOUNTING POLICIES, Consolidation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Telcosur [Member]
Subsidiaries [Abstract]
Company	Telcosur	Telcosur	Telcosur
Incorporation country	Argentina	Argentina	Argentina
Closing date	December 31	December 31	December 31
Main activity	Telecommunication services	Telecommunication services	Telecommunication services
Telcosur [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting	99.98%	99.98%	99.98%
Telcosur [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting	0.00%	0.00%	0.00%
CTG [Member]
Subsidiaries [Abstract]
Company			CTG
Incorporation country			Argentina
Closing date			December 31
Main activity			Electricity related services
CTG [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting			100.00%
CTG [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting			0.00%
Link [Member]
Associates [Abstract]
Company	Link	Link
Incorporation country	Argentina	Argentina
Shareholding and voting	49.00%	49.00%
Closing date	December 31	December 31
Main activity	Pipeline exploitation and construction	Pipeline exploitation and construction
TGU [Member]
Associates [Abstract]
Company			TGU
Shareholding and voting			49.00%
Closing date			December 26, 2024